LEASES - Information related to operating leases (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Assets
Operating lease right-of-use assets	$ 254,048	$ 365,103
Liabilities
Current portion of operating lease liabilities	141,281	195,955
Operating lease liabilities	$ 114,086	$ 173,660
Weighted average remaining lease term (years)	1 year 9 months 18 days	2 years 1 month 6 days
Weighted average discount rate	4.10%	4.40%